Taxes on Income (Details) - Schedule of taxes on income reflected in statements of loss for reported year - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of taxes on income reflected in statements of loss for reported year [Abstract]
Loss before taxes on income	$ (14,179)	$ (6,578)	$ (2,552)
Theoretical tax benefit	(3,261)	(1,513)	(587)
Disallowed deductions (tax exempt income):
Gain on adjustment of warrants to fair value	(33)
Share-based compensation	60
Listing expenses	2,323
Other	7
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	903	1,533	580
Actual taxes on income	$ (1)	$ 20	$ (7)